CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Class A common stock	Dec. 31, 2012 Class A common stock	Dec. 31, 2012 Successor		Dec. 31, 2011 Successor		Dec. 31, 2012 Successor Class A common stock		Dec. 31, 2012 Successor Class B common stock	Dec. 31, 2011 Successor Class B common stock
Current Assets
Cash and cash equivalents	$ 1,375	$ 716			$ 716		$ 154
Accounts receivable, net of allowance for doubtful accounts of $3 and less than $1	416	391			391		278
Inventories	850	914			914		311
Prepaid and other assets	28	38			38		22
Deferred income taxes	41	114			114		4
Total Current Assets	2,710	2,173			2,173		769
Noncurrent Assets
Property, plant and equipment, net	1,360	1,423			1,423		504
Mineral leaseholds, net	1,377	1,439			1,439		38
Intangible assets, net	318	326			326		325
Long-term deferred tax assets	169	91			91		9
Other long-term assets	81	59			59		12
Total Assets	6,015	5,511			5,511		1,657
Accounts payable:
Third party	162	189			189		127
Related party							74
Accounts payable	162	189			189		127
Accrued liabilities	178	209			209		46
Short-term Debt		30			30
Long-term debt due within one year	15	10			10		6
Income taxes payable	20	24			24		28
Current deferred income taxes	5	5			5
Total Current Liabilities	380	467			467		281
Noncurrent Liabilities
Long-term debt	2,396	1,605			1,605		421
Pension and postretirement healthcare benefits	175	176			176		142
Asset retirement obligations	105	106			106		29
Deferred income taxes	214	222			222		19
Other	49	53			53		13
Total Noncurrent Liabilities					2,162		624
Total Liabilities	3,319	2,629			2,629		905
Contingencies and Commitments
Shareholders' Equity
Common stock, value			1	1		[1]		[1]	1	[1]	[1]	[1]
Capital in excess of par value	1,435	1,429			1,429		579
Retained earnings	1,228	1,314			1,314		242
Accumulated other comprehensive loss	(185)	(95)			(95)		(57)
Tronox Incorporated treasury shares, at cost - 472,565 shares at December 31, 2011(1)							(12)
Total Shareholders' Equity	2,479	2,649			2,649		752
Noncontrolling interest	217	233			233
Total Equity	2,696	2,882	1	1	2,882		752		1
Total Liabilities and Equity	$ 6,015	$ 5,511			$ 5,511		$ 1,657

[1]	(1) On June 26, 2012, the Board of Directors of Tronox Limited approved a 5-to-1 share split for holders of its Class A ordinary shares and Class B ordinary shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class by way of bonus issue. All references to number of shares and per share data in the Successor's consolidated financial statements have been adjusted to reflect the share split, unless otherwise noted. See Note 15 for additional information regarding the Company's share split.